HOSPITALITY REVENUE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from hotel operations	$ 503	$ 476	$ 994	$ 958
Room, food and beverage
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from hotel operations	378	348	738	675
Gaming, and other leisure activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from hotel operations	95	89	195	222
Other hospitality revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from hotel operations	$ 30	$ 39	$ 61	$ 61